TDRs Based on Performance (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Modifications [Line Items]
Total TDRs	$ 21,639,477	$ 21,192,375
Performing Financing Receivable
Financing Receivable, Modifications [Line Items]
Total TDRs	15,166,660	13,360,284
Nonperforming Financing Receivable
Financing Receivable, Modifications [Line Items]
Total TDRs	$ 6,472,817	$ 7,832,091